Putnam Investments
One Post Office Square
Boston, MA 02109
December 3, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)
Putnam Growth Opportunities Fund and Putnam Research Fund series
Post-Effective Amendment No. 83 to Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 83 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 28, 2007.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext 11224.

Very truly yours,

Putnam Investment Funds

/s/ Charles E. Porter
By:

Charles E. Porter
Executive Vice President, Associate
Treasurer, Principal Executive Officer and
Compliance Liaison

cc: Ropes & Gray LLP